AUDIT AND OTHER SERVICES - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	£ 13.5	£ 13.8	£ 13.9
Audit of the Santander UK group's subsidiaries	0.8	0.6	0.6
Total audit fees	14.3	14.4	14.5
Non-audit fees:
Audit-related assurance services	2.5	0.6	0.7
Other assurance services	0.3	1.0	0.5
Other non-audit services	0.0	0.6	0.1
Total non-audit fees	2.8	2.2	1.3
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.1	£ 0.1	£ 0.7